2 Significant accounting policies (Details Narrative)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SignificantAccountingPoliciesLineItems [Line Items]
Tax rate	34.00%	34.00%	34.00%
Lease term	1 year
Budgets and forecast cover period	5 years
Program Of Social Integration ("PIS") [Member] | Teaching Activities [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Tax rate	0.65%
Program Of Social Integration ("PIS") [Member] | Non-Teaching Activities [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Tax rate	1.65%
Contribution For The Financing Of Social Security ("COFINS") [Member] | Teaching Activities [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Tax rate	3.00%
Contribution For The Financing Of Social Security ("COFINS") [Member] | Non-Teaching Activities [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Tax rate	7.60%